REDEEMABLE NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2024
REDEEMABLE NON-CONTROLLING INTERESTS
REDEEMABLE NON-CONTROLLING INTERESTS

16   REDEEMABLE NON-CONTROLLING INTERESTS

In July 2020, the Company formed a joint venture (“JV”) to undertake a new data center project in Beijing (“Beijing 13” and “Beijing 14”, previously referred to as “Beijing 13” which was then split to two data center projects according to the design) with a private equity fund (“CPE Fund”) controlled by CITIC Private Equity Funds Management Co., Limited. The Company owns a 58% controlling interest in the JV, while CPE Fund owns 42%. On completion of the project and satisfaction of certain other conditions, the Company is required to acquire CPE Fund’s 42% equity interest in the JV, the consideration of which will be calculated based on the power capacity, sales contract with customers and the assets and liabilities of the JV at that time.

The non-controlling interest of JV is redeemable for cash when specified conditions are met, which are not events that are certain to occur. However, the occurrence of these conditions and therefore the Company’s redemption obligations are not solely within the control of the Company. Pursuant to ASC 480-10-S99 and the related guidance, the redeemable non-controlling interest in the JV is accounted for as temporary equity and measured at redemption value. The initial carrying amount of the redeemable non-controlling interests was the capital injection received from CPE Fund in July 2020. The change of the carrying amount of the redeemable non-controlling interests, other than the capital injection received and the net income or loss attributable to redeemable non-controlling interests, is recognized as accretion to redemption value of redeemable non-controlling interests in the consolidated statements of operations and charged against retained earnings or, in the absence of retained earnings, against additional paid-in capital.

In January 2022, the Company and CPE Fund re-negotiated the early exit terms and entered into a supplement agreement, pursuant to which the Company would purchase and CPE Fund would sell 42% equity interests it held in the JV for a total consideration of RMB593,801. As a result, the balance of redeemable non-controlling interest was immediately accreted to the redemption value of RMB593,801 and reclassified to accrued expenses and other payables. The consideration payable was fully settled in November 2022.

In June and July 2024, DayOne issued 67,200,000 shares of Series A preferred shares (“DayOne Series A Preferred Shares”) to several investors at the price of US$10 per share. Upon completion of the issuance, DayOne Series A Preferred Shareholders owned 47.3% of total equity interest in DayOne. DayOne Series A Preferred Shares are redeemable for cash when specified conditions are met. Since the occurrence of these conditions and therefore the Company’s redemption obligations are not solely within the control of the Company, the redeemable non-controlling interests in DayOne were accounted for as temporary equity. Pursuant to ASC 480 - 10 - S99 - 3A, since it is not probable that the redeemable non - controlling interests in DayOne will become redeemable, subsequent adjustment of the amount presented in temporary equity is unnecessary. The Company attributes the comprehensive income or loss of DayOne to the redeemable non-controlling interests pursuant to ASC 810.

The change in the carrying amount of redeemable non-controlling interests is as follows:

	Year ended December 31,
	2022	2023	2024
Balance at beginning of the year	404,673	—	—
Issuance of Series A Preferred Shares of DayOne	—	—	4,695,667
Net loss attributable to redeemable non-controlling interests	(655)	—	(120,447)
Other comprehensive income attributable to redeemable non-controlling interests	—	—	95,543
Accretion to redemption value of redeemable non-controlling interests	10,801	—	—
Adjustment to the redemption value of redeemable non-controlling interests	178,982	—	—
Reclassification to current liability	(593,801)	—	—
Deconsolidation (Note 3)	—	—	(4,670,763)
Balance at end of the year	—	—	—